CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 52,552	$ 87,288	$ 10,315
Marketable securities	22,841
Other receivables	1,219	1,011	304
Tax incentive receivable, current	1,902	1,932
Prepaid expenses and other current assets	1,224	1,828	1,253
Total current assets	79,738	92,059	11,872
Tax incentive receivable	45		144
Property and equipment, net	1,070	1,164	1,500
Deposits	206	206	206
Restricted cash		50	50
Total assets	81,059	93,479	13,772
Current liabilities:
Accounts payable	982	3,470	1,139
Accrued expenses and other current liabilities	4,484	4,321	2,928
Derivative liabilities	223	223	2,708
Deferred rent	145	143	143
Total current liabilities	5,834	8,157	6,918
Deferred rent, net of current portion	327	365	493
Total liabilities	6,161	8,522	7,411
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	14	14
Additional paid-in capital	182,042	181,428
Accumulated deficit	(107,484)	(96,840)	(45,440)
Accumulated other comprehensive loss	(29)
Total Spero Therapeutics, Inc. stockholders' equity	74,543	84,602	(45,440)
Non-controlling interests	355	355	(3,808)
Total stockholders' equity	74,898	84,957	(49,248)
Common units		0	0
Total liabilities and stockholders' equity	$ 81,059	$ 93,479	13,772
Bridge Units [Member]
Current liabilities:
Convertible preferred stock			7,924
Redeemable Convertible Preferred Units [Member]
Current liabilities:
Convertible preferred stock			$ 47,685